Accounts and Transactions with Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 6,104	$ 5,133	$ 3,763
Post-employment pension	117	99	72
Share-based payments	5,092	5,524	5,799
Total	$ 11,313	$ 10,756	$ 9,634